Variable interest entities - Maximum exposure to loss in VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 116,166	$ 118,403